Intangible Assets - Balances of goodwill (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	R$ 943,125	R$ 917,775
Parent Company [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	R$ 246,163